Income Taxes (Reconciliation of Income Taxes at the U.S. Statutory Federal Income Tax Rate) (Detail)	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Effective Income Tax Computation [Line Items]
U.S. statutory rate	21.00%	21.00%
Increases (reductions) resulting from:
Recognition of taxes - sale of subsidiary stock	0.00%	19.70%
State taxes, net of federal benefit	3.80%	4.80%
Investment tax credits	(2.60%)	(7.30%)
Production tax credits	(0.40%)	(0.80%)
Reversal of excess deferred income taxes	(1.90%)	(5.60%)
Changes in state deferred taxes associated with assets held for sale	0.00%	1.10%
AFUDC - equity	(0.10%)	(1.00%)
Other, net	(1.20%)	0.30%
Effective tax rate	18.60%	32.20%
Virginia Electric and Power Company
Effective Income Tax Computation [Line Items]
U.S. statutory rate	21.00%	21.00%
Increases (reductions) resulting from:
State taxes, net of federal benefit	4.60%	4.40%
Investment tax credits	(0.30%)	(6.70%)
Production tax credits	(0.70%)	(0.80%)
Reversal of excess deferred income taxes	(2.70%)	(3.00%)
AFUDC - equity	0.20%	(0.90%)
Other, net	(0.20%)	0.60%
Effective tax rate	21.90%	14.60%